Organization and Principal Activities (Details) - Schedule of subsidiaries and the VIEs conduct business transactions that primarily include wealth management services and asset management services
¥ in Thousands, $ in Thousands
	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Variable Interest Entity [Line Items]
Intercompany advances from equity owned subsidiaries to the VIEs	¥ 3,290	$ 477	¥ 44,435
Repayment of intercompany advances by the VIEs	2,198	319	59,965
Intercompany advances from the VIEs to equity owned subsidiaries	42,880	6,217	63,288
Repayment of intercompany advances by equity owned subsidiaries	24,930	3,615	107,688
Consulting services [Member]
Variable Interest Entity [Line Items]
Cash paid by the VIEs to equity-owned subsidiary	10,478	1,519	10,459
Technical services [Member]
Variable Interest Entity [Line Items]
Cash paid by the VIEs to equity-owned subsidiary	2,850	413
Office rental and other services [Member]
Variable Interest Entity [Line Items]
Cash paid by the VIEs to equity-owned subsidiary	532	77	607
Digital marketing and IT related services [Member]
Variable Interest Entity [Line Items]
Cash paid by the VIEs to equity-owned subsidiary			¥ 2,400